UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Lederer & Associates Investment Counsel
Address: 111 W. Ocean blvd.
         Suite 1350
         Long Beach, CA 90802


13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Irene Liu
Title:   Operations Officer
Phone:   562-495-2350_
Signature, Place, and Date of Signing:

Irene Liu   Long Beach, CA__   08/01/00________


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      59
Form 13F Information Table Value Total:       $106,620


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AMFM INC                       COM              001693100     1370    19850 SH       SOLE                    19850        0        0
AT&T CORP                      COM              001957109      465    14698 SH       SOLE                    14698        0        0
AT&T CORP NEW LIBERTY MEDIA    GROUP CL A       001957208    11153   459938 SH       SOLE                   459938        0        0
AG-CHEM EQUIPMENT CO INC       COM              008363103      236    35000 SH       SOLE                    35000        0        0
AMERICA ONLINE INC             COM              02364J104      411     7800 SH       SOLE                     7800        0        0
AMGEN INC                      COM              031162100      204     2900 SH       SOLE                     2900        0        0
APOLLO GROUP INC               COM              037604105     1057    37740 SH       SOLE                    37740        0        0
BP AMOCO PLC ADRS              COM              055622104      224     3962 SH       SOLE                     3962        0        0
BROADCOM CORP                  COM              111320107     1100     5025 SH       SOLE                     5025        0        0
CAPITAL ONE FINANCIAL          COM              14040H105      268     6000 SH       SOLE                     6000        0        0
CATALINA MARKETING             COM              148867104     5643    55325 SH       SOLE                    55325        0        0
CENTURYTEL INC                 COM              156700106      338    11750 SH       SOLE                    11750        0        0
CISCO SYSTEMS INC              COM              17275R102      816    12832 SH       SOLE                    12832        0        0
CITIGROUP INC                  COM              172967101      666    11062 SH       SOLE                    11062        0        0
CLAYTON HOMES INC              COM              184190106       97    12125 SH       SOLE                    12125        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     2263    30172 SH       SOLE                    30172        0        0
CONEXANT SYSTEMS               COM              207142100      238     4900 SH       SOLE                     4900        0        0
DST SYSTEMS                    COM              233326107     3388    44510 SH       SOLE                    44510        0        0
DELL COMPUTER CORP             COM              247025109     1476    29925 SH       SOLE                    29925        0        0
DIME BANCORP INC (NEW)         COM              25429Q102      158    10000 SH       SOLE                    10000        0        0
DISNEY WALT CO (HOLDING CO)    COM              254687106      433    11150 SH       SOLE                    11150        0        0
EDGEWATER TECHNOLOGY INC       COM              280358102     1282   191659 SH       SOLE                   191659        0        0
FIRST DATA CORP                COM              319963104      658    13250 SH       SOLE                    13250        0        0
FOUR SEASONS HOTEL LTD VTG     COM              35100E104      518     8305 SH       SOLE                     8305        0        0
GTE CORP                       COM              362320103      621     9975 SH       SOLE                     9975        0        0
GENERAL ELECTRIC CO            COM              369604103      306     5775 SH       SOLE                     5775        0        0
GENERAL MOTORS CORP CL H NEW   COM              370442832     3919    44665 SH       SOLE                    44665        0        0
HISPANIC BROADCASTING CORP     COM              43357B104      770    23240 SH       SOLE                    23240        0        0
HOME DEPOT INC                 COM              437076102      386     7725 SH       SOLE                     7725        0        0
INFINITY BROADCASTING CORP     COM              45662S102     1980    54336 SH       SOLE                    54336        0        0
INTEL CORP                     COM              458140100      201     1500 SH       SOLE                     1500        0        0
INTERNATIONAL SPEEDWAY CL A    COM              460335201     3973    96014 SH       SOLE                    96014        0        0
JDS UNIPHASE CORP              COM              46612J101     5401    45058 SH       SOLE                    45058        0        0
JACOR COMMUNICATIONS INC       WTS EXP 9/18/01  469858138      656    55500 SH       SOLE                    55500        0        0
JOHNSON & JOHNSON              COM              478160104      484     4750 SH       SOLE                     4750        0        0
KANSAS CITY SOUTHERN INDS      COM              485170104     6139    69225 SH       SOLE                    69225        0        0
MBIA INC                       COM              55262C100     1098    22785 SH       SOLE                    22785        0        0
MBNA CORP                      COM              55262L100     2445    90125 SH       SOLE                    90125        0        0
MGIC INVESTMENT CORP           COM              552848103     3595    79000 SH       SOLE                    79000        0        0
MCDONALDS CORP                 COM              580135101      911    27650 SH       SOLE                    27650        0        0
MICROSOFT CORP                 COM              594918104     5107    63840 SH       SOLE                    63840        0        0
NOKIA CORP ADR CL A            COM              654902204      327     6550 SH       SOLE                     6550        0        0
NORTEL NETWORKS CORP (NEW)     COM              656568102     1698    24878 SH       SOLE                    24878        0        0
OLD NATIONAL BANCORP IND       COM              680033107      235     8000 SH       SOLE                     8000        0        0
SBC COMMUNICATIONS INC         COM              78387G103      816    18864 SH       SOLE                    18864        0        0
SFX ENTERTAINMENT INC CL A     COM              784178105     7551   166644 SH       SOLE                   166644        0        0
SEAGATE TECHNOLOGY             COM              811804103     1357    24675 SH       SOLE                    24675        0        0
SPANISH BROADCASTING           COM              846425882      441    21450 SH       SOLE                    21450        0        0
SPRINT CORP                    COM              852061100     4067    79750 SH       SOLE                    79750        0        0
STAPLES INC                    COM              855030102     1420    92362 SH       SOLE                    92362        0        0
STRYKER CORP                   COM              863667101      433     9900 SH       SOLE                     9900        0        0
TV GUIDE INC CL A              COM              87307Q109     5084   148450 SH       SOLE                   148450        0        0
TELEPHONE & DATA SYS INC       COM              879433100     6111    60960 SH       SOLE                    60960        0        0
UNIVISION COMMUNICATIONS INC   COM              914906102     1457    14075 SH       SOLE                    14075        0        0
VODAFONE AIRTOUCH PLC          COM              92857T107     1333    32165 SH       SOLE                    32165        0        0
WELLS FARGO & CO               COM              949746101      304     7850 SH       SOLE                     7850        0        0
WEYCO GROUP INC                COM              962149100      268    10500 SH       SOLE                    10500        0        0
YAHOO INC                      COM              984332106      790     6379 SH       SOLE                     6379        0        0
GLOBAL CROSSING LTD            COM              G3921A100      474    18017 SH       SOLE                    18017        0        0